Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Government Securities Portfolio (Seventh Summary Prospectus) | Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Securities Portfolio | Institutional Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSVXX